JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 48.2%
U.S. Government Agency Obligations 30.2%
Council of Federal Home Loan Banks
0.03%, (SOFR + 0.03%), 04/22/20 (a) (b)	18,515	18,515
0.03%, (SOFR + 0.02%), 05/22/20 - 08/19/20 (a) (b)	99,340	99,340
0.04%, (SOFR + 0.03%), 07/17/20 - 11/06/20 (a) (b)	72,645	72,645
0.06%, (SOFR + 0.05%), 01/22/21 - 01/28/21 (a) (b)	42,700	42,700
0.08%, (SOFR + 0.08%), 07/23/21 (a) (b)	7,990	7,990
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.56%, (3M USD LIBOR + -0.25%), 04/23/20 (a) (b)	13,400	13,399
0.54%, (3M USD LIBOR + -0.20%), 06/15/20 (a) (b)	6,000	6,000
1.01%, (1M USD LIBOR + 0.07%), 12/28/20 (a) (b)	4,700	4,703
0.25%, (SOFR + 0.24%), 07/07/21 (a) (b)	42,000	42,000
Federal Farm Credit Banks Funding Corporation
0.73%, (1M USD LIBOR + 0.01%), 12/11/20 (a) (b)	5,396	5,397
0.08%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	17,000	17,000
1.66%, (1M USD LIBOR + 0.08%), 02/01/21 (a) (b)	34,300	34,300
1.63%, (1M USD LIBOR + 0.05%), 03/01/21 (a) (b)	23,500	23,500
0.11%, (SOFR + 0.10%), 05/07/21 (a) (b)	5,185	5,185
Federal Home Loan Banks Office of Finance
1.52%, (3M USD LIBOR + -0.23%), 05/04/20 (a) (b)	6,995	6,995
0.05%, (SOFR + 0.04%), 05/08/20 - 08/25/20 (a) (b)	137,420	137,420
0.74%, (1M USD LIBOR + -0.06%), 08/13/20 (a) (b)	98,700	98,700
2.63%, 10/01/20 (b)	9,050	9,095
1.64%, (3M USD LIBOR + -0.12%), 11/03/20 (a) (b)	31,450	31,454
1.65%, (3M USD LIBOR + -0.20%), 11/16/20 (a) (b)	42,000	42,000
0.76%, (1M USD LIBOR + -0.04%), 12/17/20 (a) (b)	122,000	122,000
0.75%, (3M USD LIBOR + -0.14%), 12/18/20 (a) (b)	14,395	14,397
1.77%, (3M USD LIBOR + -0.14%), 01/04/21 (a) (b)	1,130	1,130
1.70%, (3M USD LIBOR + -0.17%), 01/08/21 (a) (b)	26,675	26,675
1.64%, (3M USD LIBOR + -0.17%), 01/22/21 (a) (b)	31,495	31,495
Federal National Mortgage Association, Inc.
0.08%, (SOFR + 0.08%), 10/30/20 (a) (b)	26,680	26,680
2.88%, 10/30/20 (b)	37,025	37,287
		978,002
Discount Notes 11.3%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.82%, 07/31/20 (b) (c)	11,040	10,972
1.82%, 08/11/20 (b) (c)	14,718	14,620
Federal Home Loan Banks Office of Finance
1.57%, 04/15/20 (b) (c)	52,500	52,468
1.55%, 04/17/20 (b) (c)	39,625	39,598
0.70%, 04/24/20 (b) (c)	19,546	19,537
1.06%, 04/29/20 (b) (c)	59,025	58,953
1.57%, 05/06/20 (b) (c)	29,863	29,817
1.56%, 05/13/20 (b) (c)	12,725	12,702
1.56%, 05/20/20 (b) (c)	65,497	65,357
1.55%, 07/22/20 (b) (c)	3,950	3,931
0.06%, 09/25/20 (b) (c)	35,000	34,990
0.40%, 03/09/21 (b) (c)	24,164	24,072
		367,017
U.S. Treasury Note 5.1%
Treasury, United States Department of
0.12%, (3M US Treasury Bill + 0.03%), 04/30/20 (a)	76,370	76,364
0.20%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	74,400	74,381
0.22%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	14,600	14,600
		165,345
U.S. Treasury Bill 1.6%
Treasury, United States Department of
0.59%, 04/21/20 (c)	51,550	51,505
Total Government And Agency Obligations (cost $1,561,869)		1,561,869
REPURCHASE AGREEMENTS 41.2%
Repurchase Agreements (d)		1,334,100
Total Repurchase Agreements (cost $1,334,100)		1,334,100
Total Investments 89.4% (cost $2,895,969)		2,895,969
Other Assets and Liabilities, Net 10.6%		344,451
Total Net Assets 100.0%		3,240,420

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at March 31, 2020, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 2.50%, due 03/31/23	86,153	91,800	0.01	03/31/20	04/01/20	90,000	90,000	90,000
BOA	Government National Mortgage Association, 3.00-4.50%, due 03/20/33-02/20/50	170,186	183,702	0.01	03/31/20	04/01/20	180,100	180,100	180,100
DUB	Treasury, United States Department of, 0.00-2.25%, due 03/25/21-03/31/21	99,767	99,960	0.02	03/31/20	04/01/20	98,000	98,000	98,000
GSC	Government National Mortgage Association, 3.00-6.00%, due 01/20/36-03/20/50	16,732	17,943
	Federal National Mortgage Association, Inc., 3.00-4.00%, due 02/01/27-12/01/49	101,778	107,878
	Federal Home Loan Mortgage Corporation, 3.50-6.00%, due 06/01/30-09/01/49	6,175	6,779
		124,685	132,600	0.01	03/31/20	04/01/20	130,000	130,000	130,000
GSC	Government National Mortgage Association, 2.50-7.50%, due 09/15/22-01/15/60	78,870	85,238
	Federal National Mortgage Association, Inc., 3.00-6.50%, due 09/01/25-04/01/49	7,475	8,255

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal Home Loan Mortgage Corporation, 2.50-7.50%, due 02/01/26-07/01/49	3,154	3,407
		89,499	96,900	0.03	03/25/20	04/01/20	95,001	95,000	95,000
HSB	Treasury, United States Department of, 2.38%, due 02/29/24	2,299	2,484
	Federal National Mortgage Association, Inc., 3.50-4.00%, due 11/01/45-11/01/49	6,789	7,420
	Federal Home Loan Mortgage Corporation, 3.00-4.00%, due 11/01/45-12/01/46	6,898	7,334
		15,986	17,238	0.01	03/31/20	04/01/20	16,900	16,900	16,900
HSB	Treasury, United States Department of, 6.13%, due 11/15/27	58,373	83,946	0.01	03/31/20	04/01/20	82,300	82,300	82,300
JPM	Treasury, United States Department of, 2.75%, due 11/15/23	51,127	56,100	0.01	03/31/20	04/01/20	55,000	55,000	55,000
NSI	Treasury, United States Department of, 0.13-2.75%, due 07/15/22-01/15/27	440,265	458,286	0.01	03/31/20	04/01/20	449,300	449,300	449,300
RBC	Treasury, United States Department of, 1.63-2.63%, due 12/15/22-03/31/25	124,377	134,130	0.01	03/31/20	04/01/20	131,500	131,500	131,500
TDS	Federal National Mortgage Association, Inc., 3.00%, due 03/01/50	5,796	6,120	0.02	03/31/20	04/01/20	6,000	6,000	6,000
									1,334,100

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 36.9%
U.S. Government Agency Obligations 18.3%
Council of Federal Home Loan Banks
0.03%, (SOFR + 0.02%), 05/22/20 - 08/19/20 (a) (b)	68,140	68,140
0.04%, (SOFR + 0.03%), 07/17/20 - 11/06/20 (a) (b)	50,765	50,765
0.06%, (SOFR + 0.05%), 01/28/21 (a) (b)	4,480	4,480
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.56%, (3M USD LIBOR + -0.25%), 04/23/20 (a) (b)	6,200	6,200
0.54%, (3M USD LIBOR + -0.20%), 06/15/20 (a) (b)	3,000	3,000
1.01%, (1M USD LIBOR + 0.07%), 12/28/20 (a) (b)	2,100	2,101
0.25%, (SOFR + 0.24%), 07/07/21 (a) (b)	46,000	46,000
Federal Farm Credit Banks Funding Corporation
0.73%, (1M USD LIBOR + 0.01%), 12/11/20 (a) (b)	1,953	1,953
0.08%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	7,250	7,250
1.66%, (1M USD LIBOR + 0.08%), 02/01/21 (a) (b)	13,000	13,000
1.63%, (1M USD LIBOR + 0.05%), 03/01/21 (a) (b)	8,000	8,000
0.11%, (SOFR + 0.10%), 05/07/21 (a) (b)	3,335	3,335
Federal Home Loan Banks Office of Finance
1.52%, (3M USD LIBOR + -0.23%), 05/04/20 (a) (b)	3,200	3,200
0.05%, (SOFR + 0.04%), 05/08/20 - 08/25/20 (a) (b)	64,180	64,180
0.74%, (1M USD LIBOR + -0.06%), 08/13/20 (a) (b)	48,500	48,500
2.63%, 10/01/20 (b)	2,550	2,563
1.64%, (3M USD LIBOR + -0.12%), 11/03/20 (a) (b)	13,150	13,151
0.76%, (1M USD LIBOR + -0.04%), 12/17/20 (a) (b)	54,000	54,000
0.75%, (3M USD LIBOR + -0.14%), 12/18/20 (a) (b)	17,615	17,616
1.77%, (3M USD LIBOR + -0.14%), 01/04/21 (a) (b)	7,930	7,931
1.70%, (3M USD LIBOR + -0.17%), 01/08/21 (a) (b)	8,850	8,850
1.64%, (3M USD LIBOR + -0.17%), 01/22/21 (a) (b)	8,170	8,170
0.68%, (3M USD LIBOR + -0.10%), 09/13/21 (a) (b)	2,675	2,673
Federal National Mortgage Association, Inc.
0.08%, (SOFR + 0.08%), 10/30/20 (a) (b)	8,030	8,030
2.88%, 10/30/20 (b)	17,075	17,196
		470,284
Discount Notes 14.3%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.82%, 07/31/20 (b) (c)	5,760	5,725
1.82%, 08/11/20 (b) (c)	3,666	3,642
Federal Home Loan Banks Office of Finance
1.57%, 04/15/20 (b) (c)	8,400	8,395
1.55%, 04/17/20 (b) (c)	5,100	5,096
0.70%, 04/24/20 (b) (c)	14,006	14,000
1.06%, 04/29/20 (b) (c)	50,170	50,117
0.12%, 05/12/20 (b) (c)	71,285	71,275
1.56%, 05/20/20 (b) (c)	26,794	26,737
1.01%, 06/03/20 (b) (c)	21,188	21,151
0.17%, 06/24/20 (b) (c)	54,300	54,278
1.55%, 07/22/20 (b) (c)	7,600	7,563
0.06%, 09/25/20 (b) (c)	56,300	56,283
0.40%, 03/09/21 (b) (c)	43,006	42,843
		367,105
U.S. Treasury Bill 2.4%
Treasury, United States Department of
0.59%, 04/21/20 (c)	9,900	9,891
0.00%, 07/02/20 (c)	51,475	51,464
		61,355
U.S. Treasury Note 1.9%
Treasury, United States Department of
0.12%, (3M US Treasury Bill + 0.03%), 04/30/20 (a)	27,545	27,543
0.20%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	12,475	12,472
0.39%, (3M US Treasury Bill + 0.30%), 10/31/21 (a)	8,645	8,669
		48,684
Total Government And Agency Obligations (cost $947,428)		947,428
REPURCHASE AGREEMENTS 31.5%
Repurchase Agreements (d)		809,600
Total Repurchase Agreements (cost $809,600)		809,600
Total Investments 68.4% (cost $1,757,028)		1,757,028
Other Assets and Liabilities, Net 31.6%		810,227
Total Net Assets 100.0%		2,567,255

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at March 31, 2020, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 3.00%, due 05/15/47	1,813	2,550	0.01	03/31/20	04/01/20	2,500	2,500	2,500
BOA	Treasury, United States Department of, 2.00-3.00%, due 08/31/21-05/15/42	28,134	38,250	0.01	03/31/20	04/01/20	37,500	37,500	37,500
GSC	Federal National Mortgage Association, Inc., 3.00-5.50%, due 07/01/25-12/01/49	4,687	5,098
	Federal Home Loan Mortgage Corporation, 3.00%, due 11/01/48	2	2
		4,689	5,100	0.01	03/31/20	04/01/20	5,000	5,000	5,000
HSB	Federal National Mortgage Association, Inc., 3.50-5.50%, due 10/01/39-08/01/49	23,136	25,306
	Federal Home Loan Mortgage Corporation, 2.50-4.50%, due 09/01/34-12/01/49	5,939	6,314
		29,075	31,620	0.01	03/31/20	04/01/20	31,000	31,000	31,000
NSI	Treasury, United States Department of, 2.25%, due 04/30/24	295,807	321,300	0.01	03/31/20	04/01/20	315,000	315,000	315,000
TDS	Federal National Mortgage Association, Inc., 3.00%, due 03/01/50	11,013	11,628	0.02	03/31/20	04/01/20	11,400	11,400	11,400

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
WFI	Federal National Mortgage Association, Inc., 2.50-5.00%, due 02/01/26-10/01/49	289,499	308,802
	Federal Home Loan Mortgage Corporation, 2.50-4.50%, due 11/01/32-04/01/49	98,887	106,542
		388,386	415,344	0.02	03/31/20	04/01/20	407,200	407,200	407,200
									809,600

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
CORPORATE BONDS AND NOTES 55.8%
Financials 28.7%
ABN AMRO Bank N.V.
2.45%, 06/04/20 (a)	500	497
AerCap Ireland Limited
4.63%, 10/30/20	2,500	2,365
AIG Global Funding
3.35%, 06/25/21 (a)	2,220	2,236
American Express Company
3.70%, 08/03/23	1,500	1,567
Bank of America Corporation
5.00%, 05/13/21	2,000	2,063
2.33%, 10/01/21	584	583
2.50%, 10/21/22	630	635
2.82%, 07/21/23 (b)	1,400	1,415
3.55%, 03/05/24	942	975
3.09%, 10/01/25	2,000	2,048
Bank of Montreal
2.90%, 03/26/22 (c)	2,000	2,026
3.30%, 02/05/24 (c)	2,000	2,087
Barclays Bank PLC
2.65%, 01/11/21	2,000	1,994
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,500	1,538
BBVA USA
3.50%, 06/11/21	1,500	1,492
BMW US Capital, LLC
2.70%, 04/06/22 (a)	2,750	2,691
Bunge Limited Finance Corp.
4.35%, 03/15/24	1,000	987
Capital One, National Association
2.15%, 09/06/22	2,000	1,948
Caterpillar Financial Services Corporation
2.95%, 02/26/22	2,000	2,036
CIT Group Inc.
4.13%, 03/09/21	2,000	1,969
Citigroup Inc.
2.84%, 05/20/22	2,569	2,570
2.31%, 11/04/22	2,226	2,220
3.14%, 01/24/23	1,250	1,264
Citizens Bank, National Association
2.20%, 05/26/20	965	959
2.65%, 05/26/22	800	796
3.70%, 03/29/23	1,500	1,564
CNH Industrial Capital LLC
4.88%, 04/01/21	1,884	1,951
3.88%, 10/15/21	2,000	1,936
Diamond Finance International Limited
4.42%, 06/15/21 (a)	2,000	2,009
5.45%, 06/15/23 (a)	2,000	2,073
Discover Bank
3.10%, 06/04/20	1,725	1,718
3.35%, 02/06/23	2,000	2,009
ERAC USA Finance LLC
2.60%, 12/01/21 (a)	1,362	1,362
Fifth Third Bancorp
2.60%, 06/15/22	3,000	3,003
Ford Motor Credit Company LLC
3.16%, 08/04/20	1,500	1,463
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	5,000	4,926
General Motors Financial Company, Inc.
3.39%, (3M USD LIBOR + 1.55%), 01/14/22 (b)	1,805	1,598
HSBC Holdings PLC
1.43%, (3M USD LIBOR + 0.65%), 09/11/21 (b) (c)	2,000	1,911
Huntington Bancshares Incorporated
2.63%, 08/06/24	2,500	2,527
J.P. Morgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	2,750	2,575
3.21%, 04/01/23	3,000	3,069
2.78%, 04/25/23	2,000	2,025
2.70%, 05/18/23	2,000	2,053
KfW
2.75%, 10/01/20	3,000	3,030
Lloyds Bank PLC
6.50%, 09/14/20 (a)	2,500	2,533
M&T Bank Corporation
2.63%, 01/25/21	2,000	1,993
Mitsubishi UFJ Financial Group Inc
2.62%, 07/18/22	3,000	2,995
Morgan Stanley
2.63%, 11/17/21	3,000	3,006
1.86%, (SOFR + 0.70%), 01/20/23 (b)	4,461	4,153
3.13%, 01/23/23	2,000	2,045
National Bank of Canada
2.10%, 02/01/23 (c)	2,972	2,957
National Rural Utilities Cooperative Finance Corporation
1.75%, 01/21/22	3,000	3,005
Nordic Aviation Capital DAC
3.79%, 02/27/23 (e) (f)	1,750	1,387
PNC Bank, National Association
1.74%, 02/24/23	1,357	1,333
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (a)	4,003	3,962
Regions Bank
2.75%, 04/01/21	1,000	994
Royal Bank of Canada
3.70%, 10/05/23 (c)	2,000	2,098
2.25%, 11/01/24	2,000	2,019
State Street Corporation
2.83%, 03/30/23 (a)	2,000	2,019
2.35%, 11/01/25	1,515	1,470
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	2,000	2,023
2.35%, 01/15/25	883	875
SunTrust Banks, Inc.
3.50%, 08/02/22	3,000	3,038
Syngenta Finance N.V.
3.70%, 04/24/20 (a)	3,000	3,002
The Bank of New York Mellon Corporation
1.85%, 01/27/23	2,362	2,366
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	4,500	4,660
3.00%, 04/26/22	2,638	2,650
2.88%, 10/31/22	668	671
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,420	2,442
The Toronto-Dominion Bank
2.65%, 06/12/24	1,250	1,272
U.S. Bank National Association
3.40%, 07/24/23	3,400	3,572
2.05%, 01/21/25	1,500	1,488
WEA Finance LLC
3.15%, 04/05/22 (a)	2,345	2,277
Wells Fargo & Company
3.07%, 01/24/23	1,000	1,017
Wells Fargo Bank, National Association
3.63%, 10/22/21	1,500	1,538
2.90%, 05/27/22	2,500	2,514
		157,137
Health Care 6.1%
AbbVie Inc.
2.50%, 05/14/20	1,500	1,497
2.30%, 05/14/21	1,500	1,498
2.60%, 11/21/24 (a)	3,500	3,531
Becton, Dickinson and Company
2.40%, 06/05/20	3,250	3,246
Bristol-Myers Squibb Company
3.55%, 08/15/22 (a)	1,500	1,561
2.90%, 07/26/24 (a)	2,500	2,601
Cigna Holding Company
3.40%, 09/17/21	1,000	1,016
3.75%, 07/15/23	665	686

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CVS Health Corporation
2.80%, 07/20/20	3,899	3,898
3.70%, 03/09/23	5,000	5,178
DH Europe Finance II S.a r.l.
2.05%, 11/15/22	3,070	3,013
Express Scripts Holding Company
2.33%, (3M USD LIBOR + 0.75%), 11/30/20 (b)	4,000	4,001
Mylan N.V.
3.75%, 12/15/20	150	152
UnitedHealth Group Incorporated
2.88%, 12/15/21	1,500	1,527
		33,405
Real Estate 3.6%
American Tower Corporation
2.80%, 06/01/20	1,000	993
2.40%, 03/15/25	1,351	1,332
Crown Castle International Corp.
2.25%, 09/01/21	1,500	1,476
3.15%, 07/15/23	1,000	997
Equinix, Inc.
2.63%, 11/18/24	2,000	1,883
Hospitality Properties Trust
4.25%, 02/15/21	3,487	3,361
Kimco Realty Corporation
3.20%, 05/01/21	2,000	1,989
Post Apartment Homes, L.P.
3.38%, 12/01/22	2,683	2,843
ProLogis, L.P.
2.13%, 04/15/27	274	268
Retail Opportunity Investments Partnership, LP
5.00%, 12/15/23	1,500	1,478
Retail Properties of America, Inc.
4.00%, 03/15/25	1,276	1,342
SITE Centers Corp.
3.63%, 02/01/25	1,085	1,100
Weingarten Realty Investors
3.38%, 10/15/22	696	728
		19,790
Communication Services 3.2%
AT&T Inc.
2.80%, 02/17/21	3,135	3,140
3.80%, 03/01/24	1,250	1,307
Charter Communications Operating, LLC
3.58%, 07/23/20	1,870	1,880
4.46%, 07/23/22	1,500	1,549
Comcast Corporation
3.70%, 04/15/24	2,000	2,139
Omnicom Group Inc.
3.63%, 05/01/22	2,000	2,021
Sky Limited
3.13%, 11/26/22 (a)	1,806	1,867
Verizon Communications Inc.
3.50%, 11/01/24	1,000	1,061
3.38%, 02/15/25	2,500	2,685
		17,649
Consumer Staples 3.1%
Altria Group, Inc.
3.49%, 02/14/22	1,500	1,523
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,057	1,070
BAT Capital Corp.
2.29%, (3M USD LIBOR + 0.59%), 08/14/20 (b)	1,250	1,229
2.76%, 08/15/22	3,500	3,451
Campbell Soup Company
3.65%, 03/15/23	572	590
Conagra Brands, Inc.
2.38%, (3M USD LIBOR + 0.50%), 10/09/20 (b)	152	151
Keurig Dr Pepper Inc.
3.55%, 05/25/21	3,083	3,117
Kraft Heinz Foods Company
2.80%, 07/02/20	400	398
Mead Johnson Nutrition Company
3.00%, 11/15/20	638	638
Seven & I Holdings Co., Ltd.
3.35%, 09/17/21 (a)	1,304	1,333
The Kroger Co.
2.60%, 02/01/21	1,250	1,250
Walmart Inc.
2.55%, 04/11/23	2,000	2,081
		16,831
Information Technology 3.0%
Broadcom Inc.
3.13%, 10/15/22 (a)	1,500	1,485
3.63%, 10/15/24 (a)	1,500	1,473
Hewlett Packard Enterprise Company
3.60%, 10/15/20	2,500	2,506
International Business Machines Corporation
2.85%, 05/13/22	2,500	2,568
Microsoft Corporation
2.40%, 02/06/22	2,000	2,055
NXP B.V.
4.13%, 06/01/21 (a)	930	938
4.63%, 06/15/22 (a)	1,250	1,256
Oracle Corporation
2.50%, 04/01/25	1,800	1,838
Paypal Holdings, Inc.
2.40%, 10/01/24	2,586	2,599
		16,718
Energy 2.7%
Energy Transfer Partners LP
5.20%, 02/01/22	1,449	1,367
Enterprise Products Operating LLC
2.85%, 04/15/21	2,500	2,504
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,750	1,733
MPLX LP
3.50%, 12/01/22 (a)	1,000	939
Occidental Petroleum Corporation
2.70%, 02/15/23	1,000	600
Phillips 66
2.58%, (3M USD LIBOR + 0.75%), 04/15/20 (a) (b)	1,419	1,419
Regency Energy Partners LP
5.88%, 03/01/22	1,000	948
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (g)	3,990	3,925
5.63%, 04/15/23	1,500	1,395
		14,830
Consumer Discretionary 1.8%
Dollar Tree, Inc.
2.54%, (3M USD LIBOR + 0.70%), 04/17/20 (b)	1,000	1,000
General Motors Company
1.80%, (3M USD LIBOR + 0.90%), 09/10/21 (b)	1,000	999
NIKE, Inc.
2.40%, 03/27/25	1,928	1,996
Nissan Motor Acceptance Corporation
2.24%, (3M USD LIBOR + 0.39%), 07/13/20 (a) (b)	2,000	1,991
1.76%, (3M USD LIBOR + 0.39%), 09/28/20 (a) (b)	1,113	1,101
2.67%, 09/16/22 (e) (f)	1,500	1,448
Target Corporation
2.25%, 04/15/25	1,541	1,563
		10,098
Industrials 1.8%
Carrier Global Corporation
2.24%, 02/15/25 (a)	1,218	1,185
Equifax Inc.
3.60%, 08/15/21	2,000	1,998
General Electric Capital Corporation
2.63%, (3M USD LIBOR + 0.80%), 04/15/20 (b)	2,500	2,501
International Lease Finance Corporation
4.63%, 04/15/21	1,000	917
Otis Worldwide Corporation
2.06%, 04/05/25 (a)	2,667	2,608

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Ryder System, Inc.
2.50%, 05/11/20	515	515
		9,724
Utilities 1.6%
Edison International
4.95%, 04/15/25	147	147
Exelon Corporation
2.85%, 06/15/20	1,395	1,398
Florida Power & Light Company
2.85%, 04/01/25	560	584
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	2,284	2,286
2.90%, 04/01/22	1,671	1,687
The AES Corporation
4.00%, 03/15/21	1,500	1,486
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,150	1,082
		8,670
Materials 0.2%
Anglo American Capital PLC
3.75%, 04/10/22 (a)	1,000	991
Total Corporate Bonds And Notes (cost $307,858)		305,843
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.4%
American Express Credit Account Master Trust
Series 2017-B-7, 2.54%, 10/17/22	2,305	2,294
American Express Credit Account Secured Note Trust
Series 2019-A-1, REMIC, 2.87%, 03/15/22	1,415	1,454
AmeriCredit Automobile Receivables Trust
Series 2019-A2A-1, 2.93%, 02/18/21	1,145	1,137
Series 2015-C-4, 2.88%, 07/08/21	158	158
Series 2016-C-1, 2.89%, 01/10/22	117	117
Series 2019-A3-3, 2.06%, 05/18/22	3,126	3,119
Series 2020-A2A-1, 1.10%, 03/18/23	3,000	2,969
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	2,050	2,030
Series 2017-C-1A, 3.11%, 11/10/21	5,259	5,151
Series 2017-A3-2A, 2.31%, 12/10/21	2,242	2,208
Series 2017-B-2A, 2.66%, 04/11/22	800	784
Series 2017-C-2A, 2.87%, 08/10/22	1,865	1,829
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/07/20 (b)	2,337	2,352
Bank Of The West Auto Trust
Series 2018-A3-1, 3.43%, 06/15/21	2,078	2,098
Series 2017-A3-1, 2.11%, 01/15/23	1,352	1,334
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/08/20	536	535
California Republic Auto Receivables Trust
Series 2018-B-1, 3.56%, 11/15/21	4,012	3,998
Capital One Multi-Asset Execution Trust
Series 2015-A2-A2, 2.08%, 05/15/20	500	500
Capital One Prime Auto Receivables Trust
Series 2019-A3-2, 1.92%, 03/15/23	3,126	3,154
CarMax Auto Owner Trust
Series 2017-A3-2, 1.93%, 11/16/20	687	683
Series 2017-A3-3, 1.97%, 04/15/22	790	787
Series 2019-A2A-1, 3.02%, 07/15/22	1,198	1,195
Series 2018-A3-3, 3.13%, 06/15/23	405	411
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	1,802	1,798
Series 2017-B-1, 2.75%, 04/14/21	2,000	2,000
Series 2019-A2-2, 2.11%, 03/14/23	4,000	3,948
Chase Issuance Trust
Series 2020-A1-A1, 1.53%, 01/15/23	2,143	2,154
Chesapeake Funding II LLC
Series 2017-A1-4A, 2.12%, 03/15/21	239	234
Series 2019-A1-1A, 2.94%, 05/15/22	1,897	1,892
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	195	191
Series 2019-A-1A, 3.33%, 08/15/24	1,011	995
Citibank Credit Card Issuance Trust
Series 2017-A8-A8, 1.86%, 08/07/20	500	494
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	819	842
CNH Equipment Trust
Series 2019-A2-A, 2.96%, 11/15/20	1,023	1,002
Series 2018-A3-B, 3.19%, 06/15/22	360	358
COLT Mortgage Loan Trust
Series 2019-A1-1, 3.71%, 03/25/49 (b)	476	460
COMM Mortgage Trust
Series 2014-ASB-CR18, REMIC, 3.45%, 05/15/23	1,657	1,692
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	1,166	1,206
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	530	554
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b)	1,785	1,767
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/12/21	837	836
Dell Equipment Finance Trust
Series 2018-A2-2, 3.16%, 08/24/20	115	112
Series 2018-A2A-1, 2.97%, 10/22/20	32	32
Series 2018-A3-2, 3.37%, 06/22/21	463	465
Series 2017-A3-2, 2.19%, 10/24/22	123	123
Series 2017-B-2, 2.47%, 10/24/22	1,850	1,804
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	1,713	1,715
Series 2018-A4-ST2, 3.59%, 10/20/21	1,863	1,868
Series 2019-A2-MT3, 2.13%, 01/20/22	2,000	1,959
Series 2019-A3-MT3, 2.08%, 02/21/23	5,000	4,867
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	1,694	1,653
First Investors Auto Owner Trust
Series 2018-A1-2A, 3.23%, 11/16/20	318	310
Series 2019-A-1A, 2.89%, 02/15/22	3,183	3,142
Ford Credit Auto Lease Trust
Series 2018-A3-A, 2.93%, 06/15/20	2,148	2,139
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	523	513
FREMF Mortgage Trust
Series 2011-B-K12, REMIC, 4.35%, 12/25/20 (b)	2,210	2,179
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	1,958	1,940
Series 2018-A-3A, 3.35%, 08/15/22	839	829
GM Financial Automobile Leasing Trust
Series 2020-A3-1, 1.67%, 12/20/22	2,000	1,970
GM Financial Consumer Automobile Receivables Trust
Series 2019-A2-1, 2.99%, 10/16/20	419	416
Series 2018-A4-2, 3.02%, 12/16/21	750	743
Series 2017-A3-3A, 1.97%, 05/16/22	1,074	1,070
Series 2018-B-4, 3.45%, 09/16/22	1,158	1,120
Series 2019-A3-2, 2.65%, 10/16/22	870	876
Series 2019-B-2, 2.87%, 02/16/23	1,000	956
Series 2018-B-3, 3.27%, 01/16/24	1,745	1,717
GMF Floorplan Owner Revolving Trust
Series 2017-B-2, 2.44%, 07/15/20	1,781	1,754
Series 2018-B-3, 3.49%, 09/15/20	1,685	1,669
Series 2018-A1-2, 3.13%, 03/15/21	1,300	1,299
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	4,279	4,229
Series 2019-A3-1, 3.05%, 12/15/21	3,500	3,483
Series 2019-A4-1, 3.21%, 10/17/22	1,000	1,000
Series 2017-A4-1, 2.36%, 01/20/23	728	717
Series 2018-A4-1, 2.83%, 06/17/24	747	726
Series 2020-A4-1, 1.85%, 02/15/26	3,000	2,847
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21	1,128	1,136
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	2,245	2,250
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26	285	280
Honda Auto Receivables Owner Trust
Series 2018-A3-4, 3.16%, 01/18/22	3,500	3,515

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	1,022	1,002
Series 2019-A3-1A, 2.21%, 09/20/29	864	850
J.P. Morgan Chase & Co.
Series 2014-A1-5, REMIC, 2.96%, 10/25/26 (b)	811	799
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (b)	1,081	1,067
J.P. Morgan Mortgage Trust
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (b)	1,020	1,017
Series 2016-A1-2, REMIC, 2.82%, 09/25/22 (b)	1,364	1,334
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b)	928	926
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	1,966	1,908
Kubota Credit Owner Trust
Series 2017-A3-1A, 1.88%, 12/15/20	2,212	2,157
Series 2018-A2-1A, 2.80%, 02/16/21	15	15
Series 2018-A3-1A, 3.10%, 08/15/22	200	197
Marlin Leasing Receivables LLC
Series 2018-A3-1A, 3.36%, 04/20/23	871	852
Series 2018-B-1A, 3.54%, 05/22/23	315	312
Series 2018-C-1A, 3.70%, 06/20/23	2,250	2,234
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	686	706
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	3,000	2,782
Morgan Stanley Capital I Trust
Series 2015-A4-MS1, REMIC, 3.78%, 05/16/25	404	424
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30	31	31
Series 2017-A-1A, 2.42%, 12/20/34	745	709
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30	1,741	1,722
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	1,176	1,160
Series 2018-A3-1A, 3.29%, 09/15/22	5,385	5,319
Santander Retail Auto Lease Trust
Series 2017-A3-A, 2.22%, 04/20/20	118	118
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/24 (b)	—	—
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	151	148
Sierra Timeshare Receivables Funding LLC
Series 2016-A-1A, 3.08%, 03/21/33	235	232
Toyota Auto Receivables Owner Trust
Series 2017-A3-D, 1.93%, 11/15/20	533	533
Series 2019-A3-B, 2.57%, 07/15/22	1,471	1,491
Series 2019-A3-A, 2.91%, 07/17/23	1,226	1,224
Verizon Owner Trust
Series 2018-A1A-1A, 2.82%, 03/22/21	1,350	1,334
Series 2017-A-1A, 2.06%, 09/20/21	284	284
Series 2017-A-2A, 1.92%, 12/20/21	883	878
Series 2017-A1A-3A, 2.06%, 04/20/22	1,893	1,893
Series 2019-A1A-B, 2.33%, 08/22/22	3,000	3,016
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 03/15/21	90	90
Series 2019-A3-1A, 3.00%, 01/18/22	3,500	3,343
Welk Resorts LLC
Series 2019-A-AA, 2.80%, 06/15/38	1,728	1,697
Wells Fargo Mortgage Backed Securities Trust
Series 2019-A7-1, REMIC, 4.00%, 11/25/48	342	337
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20	2,453	2,421
Series 2018-A2B-2A, 1.03%, (1M USD LIBOR + 0.33%), 09/15/21 (b)	32	32
Series 2018-A2A-2A, 2.84%, 09/15/21	14	14
WFRBS Commercial Mortgage Trust
Series 2013-A4-C13, REMIC, 3.00%, 04/17/23	524	529
Series 2014-A5-C25, REMIC, 3.63%, 11/18/24	500	519
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	2,338	2,325
Total Non-U.S. Government Agency Asset-Backed Securities (cost $174,494)		172,124
GOVERNMENT AND AGENCY OBLIGATIONS 10.9%
U.S. Treasury Note 8.3%
Treasury, United States Department of
1.13%, 07/31/21 - 08/31/21	3,000	3,033
1.25%, 10/31/21	3,000	3,044
1.50%, 10/31/21 - 11/30/21	5,858	5,975
0.38%, 03/31/22	15,000	15,040
1.75%, 06/15/22 - 07/15/22	5,672	5,853
1.38%, 01/31/22 - 02/15/23	7,500	7,681
0.50%, 03/15/23	5,000	5,031
		45,657
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corporation
Series BP-3738, REMIC, 4.00%, 12/15/38	23	23
Series KN-3763, REMIC, 3.00%, 02/15/39	306	313
Series AB-3967, REMIC, 2.00%, 03/15/41	249	253
Series AB-3774, REMIC, 3.50%, 12/15/20	26	26
Series AD-4032, REMIC, 2.00%, 10/15/41	286	290
Series KC-4826, REMIC, 3.50%, 08/15/45	1,494	1,552
Series PA-4842, REMIC, 4.00%, 04/15/46	1,779	1,872
Series YA-4820, REMIC, 3.50%, 06/15/48	1,442	1,497
Series KA-4628, REMIC, 3.00%, 01/15/55	911	936
Federal National Mortgage Association, Inc.
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	91	92
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	238	244
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	255	259
Series 2018-H-30, REMIC, 3.50%, 06/25/43	1,274	1,306
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	347	376
		9,039
Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
2.50%, 04/01/33	4,499	4,678
Federal National Mortgage Association, Inc.
2.50%, 09/01/34	—	—
Government National Mortgage Association
4.50%, 03/20/41	272	298
		4,976
Total Government And Agency Obligations (cost $58,828)		59,672
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (h) (i)	7,705	7,705
Total Short Term Investments (cost $7,705)		7,705
Total Investments 99.5% (cost $548,885)		545,344
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net 0.5%		2,929
Total Net Assets 100.0%		548,267

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $53,560 and 9.8% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/PPM America Low Duration Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	518	July 2020	113,027	(16)	1,131

Short Contracts
United States 10 Year Note	(2)	June 2020	(266)	—	(11)
United States 5 Year Note	(208)	July 2020	(25,809)	10	(266)
				10	(277)

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BOA - Bank of America
DUB - Deutsche Bank AG.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBC – Royal Bank of Canada
TDS - TD Securities Inc.
WFI - Wells Fargo Securities Inc.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by JNAM and their affiliates, and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended March 31, 2020. The following table details the investment held during the period ended March 31, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	3,257	109,989	105,541	28	7,705	1.4

The Fund participating in securities lending receives cash collateral daily, which is invested by State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Fund’s Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended March 31, 2020.

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. State Street ("Custodian") serves as custodian and securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Distributions from the JNL Securities Lending Collateral Fund are aggregated with other income, fees and rebates generated by the securities lending program. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. The securities lending agent receives a portion of these earnings from the Fund's securities lending program.

Cash collateral is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act"). JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to JNL/PPM America Low Duration Bond Fund and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM for investment advisory services.

Security Valuation. Under the JNL Investors Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2020 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,561,869	—	1,561,869
Repurchase Agreements	—	1,334,100	—	1,334,100
	—	2,895,969	—	2,895,969

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	947,428	—	947,428
Repurchase Agreements	—	809,600	—	809,600
	—	1,757,028	—	1,757,028
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	303,008	2,835	305,843
Non-U.S. Government Agency Asset-Backed Securities	—	172,124	—	172,124
Government And Agency Obligations	—	59,672	—	59,672
Short Term Investments	7,705	—	—	7,705
	7,705	534,804	2,835	545,344
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,131	—	—	1,131
	1,131	—	—	1,131
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(277)	—	—	(277)
	(277)	—	—	(277)

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2020.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.